Adviser Class Prospectus Supplement

September 15, 2005

Morgan Stanley Institutional Fund Trust

Supplement dated September 15, 2005 to the Adviser Class Prospectus dated January 31, 2005 of:

Mid Cap Growth Portfolio

The first sentence of the section of the Portfolio’s Prospectus titled “Mid Cap Growth Portfolio— Approach” is hereby deleted and replaced with the following:

The Adviser seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. mid cap companies and foreign companies.

The following paragraph is hereby added at the end of the section of the Portfolio’s Prospectus titled “Mid Cap Growth Portfolio—Approach”:

The Adviser may invest up to 25% of the Portfolio’s net assets in foreign securities, including emerging market securities classified as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), American Depositary Shares (ADSs) or Global Depositary Shares (GDSs), foreign U.S. dollar-denominated securities that are traded on a U.S. exchange or local shares of emerging market countries.

The last sentence of the third paragraph of the section of the Portfolio’s Prospectus titled “Mid Cap Growth Portfolio—Process” is hereby deleted.

The following sentence is hereby added to the end of the third paragraph in the section of the Portfolio’s Prospectus titled “Mid Cap Growth Portfolio—Principal Risks”:

These risks are greater in emerging market countries.

Please retain this supplement for future reference.

LIT SPT MACGX 09/05

Institutional Class Prospectus Supplement

September 15, 2005

Morgan Stanley Institutional Fund Trust

Supplement dated September 15, 2005 to the Institutional Class Prospectus dated January 31, 2005 of:

Mid Cap Growth Portfolio

The first sentence of the section of the Portfolio’s Prospectus titled “Mid Cap Growth Portfolio—Approach” is hereby deleted and replaced with the following:

The Adviser seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. mid cap companies and foreign companies.

The following paragraph is hereby added at the end of the section of the Portfolio’s Prospectus titled “Mid Cap Growth Portfolio—Approach”:

The Adviser may invest up to 25% of the Portfolio’s net assets in foreign securities, including emerging market securities classified as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), American Depositary Shares (ADSs) or Global Depositary Shares (GDSs), foreign U.S. dollar-denominated securities that are traded on a U.S. exchange or local shares of emerging market countries.

The last sentence of the third paragraph of the section of the Portfolio’s Prospectus titled “Mid Cap Growth Portfolio—Process” is hereby deleted.

The following sentence is hereby added to the end of the third paragraph in the section of the Portfolio’s Prospectus titled “Mid Cap Growth Portfolio—Principal Risks”:

These risks are greater in emerging market countries.

Please retain this supplement for future reference.

LIT SPT MPEGX 09/05